Investments - Other investments by type (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net investment income
Other, net	$ 1,375	$ 1,427
Agent loans, net
Net investment income
Other, net	631	666
Real estate
Net investment income
Other, net	315	292
Bank loans, net
Net investment income
Other, net	245	344
Derivatives and other
Net investment income
Other, net	$ 184	$ 125